UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 89.0%

	Face Amount(1)		Value
Australia — 1.1%
Newcrest Finance Pty
5.750%, 11/15/2041		$300,000	$313,591

China — 54.7%
Anton Oilfield Services Group
9.750%, 12/05/2020		400,000	409,026
Baoxin Auto Finance I
Callable 12/15/2019 @ $100
8.750%, VAR US Treas Yield Curve Rate T Note
Const Mat 3 Yr+12.616%, 12/29/2049 ‡		400,000	404,945
Callable 10/30/2020 @ $100
5.625%, VAR US Treas Yield Curve Rate T Note
Const Mat 3 Yr+8.909%, 04/30/2166 ‡		200,000	188,464
CFLD Cayman Investment
8.625%, 02/28/2021		300,000	308,267
8.600%, 04/08/2024		300,000	300,000
China Cinda Asset Management
Callable 09/30/2021 @ $100
4.450%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+3.290%, 12/29/2049 ‡		200,000	193,631
China Cinda Finance 2017 I MTN
4.750%, 02/21/2029		400,000	415,182
China Education Group Holdings
2.000%, 03/28/2024	HKD	2,000,000	266,974
China Evergrande Group
7.000%, 03/23/2020		300,000	298,388
China Evergrande Group
Callable 06/28/2021 @ $104
8.750%, 06/28/2025		200,000	189,563
China Hongqiao Group
6.850%, 04/22/2019		200,000	199,600
China State Construction Finance Cayman I
Callable 12/03/2021 @ $100
6.000%, VAR US Treas Yield Curve Rate T Note
Const Mat 3 Yr+8.367%, 06/03/2167 ‡		200,000	206,928
CMHI Finance BVI
5.000%, 08/06/2028		700,000	751,698
CNAC HK Finbridge
5.125%, 03/14/2028		400,000	430,398

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
COSL Singapore Capital MTN
4.500%, 07/30/2025	$300,000	$ 308,777
CSCEC Finance Cayman II
3.500%, 07/05/2027	300,000	293,867
Fantasia Holdings Group
8.375%, 03/08/2021	200,000	188,418
Gemdale Ever Prosperity Investment
Callable 09/06/2020 @ $ 103
6.000%, 09/06/2021	200,000	202,453
Golden Wheel Tiandi Holdings
7.000%, 01/18/2021	200,000	188,915
GOME Retail Holdings
5.000%, 03/10/2020	300,000	292,950
HBIS Group Hong Kong
4.250%, 04/07/2020	400,000	398,324
Hilong Holding
7.250%, 06/22/2020	400,000	398,007
Huarong Finance II MTN
5.500%, 01/16/2025	200,000	213,196
5.000%, 11/19/2025	250,000	261,492
Jingrui Holdings
9.450%, 04/23/2021	200,000	193,922
7.750%, 04/12/2020	300,000	294,301
Kaisa Group Holdings
11.750%, 02/26/2021	500,000	508,797
7.875%, 06/30/2021	250,000	237,531
Kaisa Group Holdings
Callable 06/30/2021 @ $ 105
9.375%, 06/30/2024	400,000	357,988
Callable 06/30/2020 @ $ 104
8.500%, 06/30/2022	200,000	185,031
Lenovo Group
4.750%, 03/29/2023	400,000	401,316
3.375%, 01/24/2024	400,000	458,431
Maoye International Holdings
13.250%, 09/27/2020	300,000	312,913
Minmetals Bounteous Finance BVI
4.750%, 07/30/2025	200,000	209,194
Nuoxi Capital
5.350%, 01/24/2023	300,000	278,471

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Postal Savings Bank of China Callable 09/27/2022 @ $100
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.634%, 09/27/2166 ‡	$400,000	$388,800
Proven Honour Capital
4.125%, 05/19/2025	700,000	686,644
4.125%, 05/06/2026	200,000	193,750
Redsun Properties Group
13.500%, 12/03/2020	300,000	313,500
11.500%, 03/04/2021	300,000	303,726
Ronshine China Holdings
11.500%, 07/03/2020	200,000	209,104
11.250%, 08/22/2021	250,000	265,416
Scenery Journey
11.000%, 11/06/2020	400,000	419,636
Spic 2018 Usd Senior Perpetual Bond
Callable 05/21/2022 @ $100
5.800%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.851%, 05/21/2167 ‡	200,000	209,163
Tuspark Forward
7.950%, 08/15/2021	200,000	205,916
Yango Justice International
9.500%, 09/23/2019	200,000	200,500
9.500%, 04/03/2021	500,000	493,835
7.500%, 11/16/2020	200,000	195,311
Zhenro Properties Group
Callable 04/03/2021 @ $103
8.650%, 01/21/2023	200,000	199,834
Zhenro Properties Group
10.500%, 06/28/2020	200,000	207,604
9.800%, 08/20/2021	300,000	307,998

		15,548,095

France — 1.1%
Credit Agricole Callable 09/23/2024 @ $100
6.875%, VAR USD Swap Semi 30/360 5 Yr
Curr+4.319%, 03/23/2167 ‡	300,000	303,375

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
Germany — 1.7%
Deutsche Bank
Callable 04/30/2025 @ $100
7.500%, 12/29/2049 ‡(A)		$200,000	$183,000
Callable 04/30/2022 @ $100
6.000%, 04/30/2166 ‡(A)	EUR	300,000	308,063

			491,063

Hong Kong — 5.9%
Bank of China Hong Kong MTN Callable 09/14/2023 @ $100
5.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.036%, 03/14/2167 ‡		500,000	518,125
China Great Wall International Holdings III MTN
3.875%, 08/31/2027		400,000	389,509
GCL New Energy Holdings
7.100%, 01/30/2021		500,000	455,901
Joy Treasure Assets Holdings
4.500%, 03/20/2029		300,000	304,418

			1,667,953

India — 9.1%
Bharti Airtel
4.375%, 06/10/2025		400,000	393,230
Oil India
5.125%, 02/04/2029		200,000	209,510
Power Finance MTN
6.150%, 12/06/2028		300,000	332,790
REC MTN
3.875%, 07/07/2027		500,000	472,184
Vedanta Resources
6.375%, 07/30/2022		500,000	485,100
Vedanta Resources
Callable 08/09/2021 @ $103
6.125%, 08/09/2024		200,000	182,622
Yes Bank Ifsc Banking Unit Branch MTN
3.750%, 02/06/2023		550,000	525,446

			2,600,882

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
Indonesia — 5.6%
ABM Investama
Callable 08/01/2020 @ $104
7.125%, 08/01/2022		$350,000	$341,862
Alam Synergy Pte
Callable 04/22/2020 @ $103
11.500%, 04/22/2021		200,000	213,378
Delta Merlin Dunia Tekstil
Callable 03/12/2022 @ $104
8.625%, 03/12/2024		200,000	205,524
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		300,000	345,507
Modernland Overseas Pte
Callable 04/13/2021 @ $103
6.950%, 04/13/2024		200,000	194,341
Theta Capital Pte
Callable 04/29/2019 @ $102
7.000%, 04/11/2022		300,000	295,800

			1,596,412

Mexico — 0.6%
Petroleos Mexicanos
6.350%, 02/12/2048		200,000	176,330

Peru — 0.8%
Minsur
6.250%, 02/07/2024		200,000	216,500

Portugal — 0.9%
Caixa Geral de Depositos
Callable 03/30/2022 @ $100
10.750%, VAR EUR Swap Annual 5 Yr+10.925%, 06/30/2167 ‡	EUR	200,000	257,622

Saudi Arabia — 0.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		200,000	201,500

Singapore — 2.4%
BOC Aviation MTN
Callable 06/18/2027 @ $100
3.500%, 09/18/2027		400,000	388,877

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
Medco Platinum Road Pte
Callable 01/30/2022 @ $103
6.750%, 01/30/2025		$300,000	$291,689

			680,566

Spain — 0.8%
CaixaBank
Callable 06/13/2024 @ $100
6.750%, VAR EUR Swap Annual 5 Yr+6.498%, 12/31/2049 ‡	EUR	200,000	233,006

Switzerland — 1.4%
Swiss Re Finance Luxembourg
Callable 04/02/2029 @ $100
5.000%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+3.582%, 04/02/2049		200,000	202,250
Syngenta Finance
Callable 01/24/2028 @ $100
5.182%, 04/24/2028		200,000	203,258

			405,508

United Arab Emirates — 1.1%
DIB Tier 1 Sukuk 3
Callable 01/22/2025 @ $100
6.250%, VAR USD Swap Semi 30/360 6 Yr
Curr+3.664%, 07/22/2167 ‡		300,000	309,426

United Kingdom — 1.1%
Barclays
Callable 06/15/2024 @ $100
8.000%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+5.672%, 09/15/2167 ‡		300,000	306,750

TOTAL CORPORATE OBLIGATIONS
(Cost $24,639,297)			25,308,579

SOVEREIGN DEBT — 4.2%

Qatar — 0.7%
Qatar Government International Bond
4.817%, 03/14/2049		200,000	210,288

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2019 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
Saudi Arabia — 1.1%
Saudi Government International Bond 5.250%, 01/16/2050	$300,000	$319,944

Sri Lanka — 2.4%
Sri Lanka Government International Bond
7.850%, 03/14/2029	450,000	469,488
6.750%, 04/18/2028	200,000	196,988

		666,476

TOTAL SOVEREIGN DEBT
(Cost $1,151,071)		1,196,708

EXCHANGE TRADED FUND — 3.1%
	Shares
United Kingdom — 3.1%
db x-trackers II - Harvest CSI China Sovereign
Bond UCITS ETF	38,558	860,807

TOTAL EXCHANGE TRADED FUND
(Cost $857,476)		860,807

TOTAL INVESTMENTS— 96.3%
(Cost $26,647,844)		$27,366,094

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
HH CLEARING SERVICES	04/30/19
	- 06/06/19	EUR 721,064	USD 822,653	$10,080
HH CLEARING SERVICES	05/31/19	USD 2,641,493	CNY 17,698,003	(9,188)
HH CLEARING SERVICES	05/31/19	CNY 4,984,241	USD 743,046	1,717

				$2,609

Percentages are based on Net Assets of $28,432,197.

‡	Perpetual Bond
(1)	In U.S. dollars unless otherwise indicated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2019 (Unaudited)

CNY — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

HKD — Hong Kong Dollar

MTN — Medium Term Note

UCITS — Undertakings for Collective Investments in Transferable Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$25,308,579	$—	$25,308,579
Sovereign Debt	—	1,196,708	—	1,196,708
Exchange Traded Fund	860,807	—	—	860,807

Total Investments in Securities	$860,807	$26,505,287	$—	$27,366,094

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$11,797	$—	$11,797
Unrealized Depreciation	—	(9,188)	—	(9,188)

Total Other Financial Instruments	$—	$2,609	$—	$2,609

*   Forward foreign currency contracts are valued at the net unrealized appreciation and depreciation on the instrument.

For the period ended March 31, 2019, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-1300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 29, 2019